Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments
Fair Value	$ 0
Money market securities
Investments
Amortized Cost		$ 1,178
Gross Unrealized Gains		3
Fair Value		$ 1,181